Commitments and Contingencies (Notes)	12 Months Ended
Dec. 28, 2019
Debt Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Legal Proceedings
We are involved in legal proceedings, claims, and governmental inquiries, inspections, or investigations (“Legal Matters”) arising in the ordinary course of our business. While we cannot predict with certainty the results of Legal Matters in which we are currently involved or may in the future be involved, we do not expect that the ultimate costs to resolve the Legal Matters that are currently pending will have a material adverse effect on our financial condition, results of operations, or cash flows.
Class Actions and Stockholder Derivative Actions:
We and certain of our current and former officers and directors are currently defendants in three securities class action lawsuits filed in February, March, and April 2019. The first filed action, Hedick v. The Kraft Heinz Company, was filed on February 24, 2019 against the Company and three of its officers (the “Hedick Action”). The second filed action, Iron Workers District Council (Philadelphia and Vicinity) Retirement and Pension Plan v. The Kraft Heinz Company, was filed on March 15, 2019 against, among others, the Company and six of its current and former officers (the “Iron Workers Action”). The third filed action, Timber Hill LLC v. The Kraft Heinz Company, was filed on April 25, 2019 against, among others, the Company and seven of its current and former officers and directors (the “Timber Hill Action”). All of these securities class action lawsuits were filed in the United States District Court for the Northern District of Illinois. Another securities class action lawsuit, Walling v. Kraft Heinz Company, was filed on February 26, 2019 in the United States District Court for the Western District of Pennsylvania against, among others, the Company and six of its current and former officers (the “Walling Action”). Plaintiff in the Walling Action filed a notice of voluntary dismissal of his complaint, without prejudice, on April 26, 2019.
On October 8, 2019, the court entered an order consolidating these lawsuits into one proceeding and appointing lead plaintiffs and lead plaintiffs’ counsel. Lead plaintiffs, Union Asset Management Holding AG and Sjunde AP-Fonden, filed a consolidated amended complaint on January 6, 2020, adding 3G Capital, Inc. and several of its subsidiaries and affiliates (the “3G Entities”) as party defendants. The consolidated amended complaint asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 10b-5 promulgated thereunder, based on allegedly materially false or misleading statements and omissions in public statements, press releases, investor presentations, earnings calls, and SEC filings regarding the Company’s business, financial results, and internal controls, and further alleges the 3G Entities engaged in insider trading and misappropriated the Company’s material, non-public information. The plaintiffs seek damages in an unspecified amount, attorneys’ fees and other relief.
In addition, our Employee Benefits Administration Board and certain of our current and former officers and employees are currently defendants in one class action lawsuit, Osborne v. Employee Benefits Administration Board of Kraft Heinz, which was filed on March 19, 2019 in the United States District Court for the Western District of Pennsylvania. Plaintiffs in the lawsuit purport to represent a class of current and former employees who were participants in and beneficiaries of various retirement plans which were co-invested in a commingled investment fund known as the Kraft Foods Savings Plan Master Trust (the “Master Trust”) during the period of May 4, 2017 through February 21, 2019. An amended complaint was filed on June 28, 2019. The amended complaint alleges violations of Section 502 of the Employee Retirement Income Security Act (“ERISA”) based on alleged breaches of obligations as fiduciaries subject to ERISA by allowing the Master Trust to continue investing in our common stock, and alleges additional breaches of fiduciary duties by current and former officers for their purported failure to monitor Master Trust fiduciaries. The plaintiffs seek damages in an unspecified amount, attorneys’ fees, and other relief.
Certain of our current and former officers and directors, among others, were also named as defendants in three stockholder derivative actions pending in the United States District Court for the Western District of Pennsylvania: Vladimir Gusinsky Revocable Trust v. Hees filed on May 8, 2019, Silverman v. Behring filed on May 15, 2019, and Green v. Behring filed on May 23, 2019, with the Company named as a nominal defendant. On June 14, 2019, plaintiffs in two other stockholder derivative actions, DeFabiis v. Hees and Kailas v. Hees, which were filed on April 16, 2019 and May 13, 2019, respectively, in the United States District Court for the Western District of Pennsylvania, filed notices of voluntary dismissal of their complaints, without prejudice. The three remaining lawsuits were consolidated, styled as In re Kraft Heinz Shareholder Derivative Litigation, and a consolidated amended complaint was filed on July 31, 2019. The consolidated amended complaint asserts claims under the common law and statutory law of Delaware for alleged breaches of fiduciary duties, unjust enrichment, and contribution for alleged violations of Sections 10(b) and 21D of the Exchange Act and Rule 10b-5 promulgated thereunder, based on allegedly materially false or misleading statements and omissions in public statements and SEC filings, and for implementing cost cutting measures that allegedly damaged the company. The plaintiffs seek damages in an unspecific amount, attorneys’ fees, and other relief.
The two plaintiffs who voluntarily dismissed their derivative lawsuits against certain of the Company’s current and former officers and directors subsequently filed new derivative actions in the Delaware Court of Chancery against the 3G Entities, with the Company named as a nominal defendant. The first action, DeFabiis v 3G Capital, Inc., was filed on June 14, 2019, and the second action, Kailas v. 3G Capital, Inc., was filed on October 9, 2019. The complaints allege that the defendant 3G Entities were controlling shareholders who owed fiduciary duties to the Company, and that they breached those duties by allegedly engaging in insider trading and misappropriating the Company’s material, non-public information. The complaints seek relief against the 3G Entities in the form of disgorgement of all profits obtained from alleged insider trading plus an award of attorneys’ fees and costs.
Six additional derivative lawsuits, Mary Nell Legg Family Trust v. 3G Capital Inc., General Retirement System of the City of Detroit v. Abel, Gilbert v. Behring, Erste Asset Management GMBH v. 3G Capital, Inc., Hill v. Abel, and Police & Fire Retirement System of the City of Detroit v. Hees, were filed on October 29, 2019, December 11, 2019, January 14, 2020, January 21, 2020, January 31, 2020, and February 7, 2020, respectively, in the Delaware Court of Chancery against certain of the Company’s current and former officers and directors, in addition to the 3G Entities, with the Company named as a nominal defendant. The complaints allege that the defendant 3G Entities were controlling shareholders who owed fiduciary duties to the Company, and that they breached those duties by allegedly engaging in insider trading and misappropriating the Company’s material, non-public information. The complaints allege the remaining defendants breached their fiduciary duties to the Company by purportedly making materially misleading statements and omissions regarding the Company’s financial performance and the impairment of its goodwill and intangible assets, and by purportedly approving or allowing the 3G Entities’ alleged insider trading. The complaints seek relief against the defendants in the form of damages, disgorgement of all profits obtained from the alleged insider trading, and an award of attorneys’ fees and costs.
We intend to vigorously defend against these lawsuits; however, we cannot reasonably estimate the potential range of loss, if any, due to the early stage of these proceedings.
United States Government Investigations:
As previously disclosed on February 21, 2019, we received a subpoena in October 2018 from the SEC related to our procurement area, specifically the accounting policies, procedures, and internal controls related to our procurement function, including, but not limited to, agreements, side agreements, and changes or modifications to agreements with our suppliers. Following the receipt of this subpoena, we, together with external counsel and forensic accountants, and subsequently, under the oversight of the Audit Committee, conducted an internal investigation into our procurement area and related matters. The SEC has issued additional subpoenas seeking information related to our financial reporting, internal controls, disclosures, our assessment of goodwill and intangible asset impairments, our communications with certain shareholders, and other procurement-related information and materials in connection with its investigation. The United States Attorney’s Office for the Northern District of Illinois (“USAO”) is also reviewing this matter. We cannot predict the eventual scope, duration or outcome of any potential SEC legal action or other action or whether it could have a material impact on our financial condition, results of operations, or cash flows. We have been responsive to the ongoing subpoenas and other document requests and will continue to cooperate fully with any governmental or regulatory inquiry or investigation.
Other Commitments and Contingencies
Purchase Obligations:
We have purchase obligations for materials, supplies, property, plant and equipment, and co-packing, storage, and distribution services based on projected needs to be utilized in the normal course of business. Other purchase obligations include commitments for marketing, advertising, capital expenditures, information technology, and professional services.
As of December 28, 2019, our take-or-pay purchase obligations were as follows (in millions):

2020	$1,324
2021	590
2022	448
2023	306
2024	187
Thereafter	89
Total	$2,944
Redeemable Noncontrolling Interest:
We have a joint venture with a minority partner to manufacture, package, market, and distribute food products. We control operations and include this business in our consolidated results. Our minority partner has put options that, if it chooses to exercise, would require us to purchase portions of its equity interest at a future date. These put options will become exercisable beginning in 2025 (on the eighth anniversary of the product launch date) at a price to be determined at that time based upon an independent third party valuation. The minority partner’s put options are reflected on our consolidated balance sheets as a redeemable noncontrolling interest. We accrete the redeemable noncontrolling interest to its estimated redemption value over the term of the put options. At December 28, 2019, we estimate the redemption value to be insignificant.